SHARE-BASED COMPENSATION (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of revenues USD ($)	Dec. 31, 2014 Cost of revenues CNY	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2014 Product development USD ($)	Dec. 31, 2014 Product development CNY	Dec. 31, 2013 Product development CNY	Dec. 31, 2012 Product development CNY	Dec. 31, 2014 Sales and marketing USD ($)	Dec. 31, 2014 Sales and marketing CNY	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2014 General and administrative USD ($)	Dec. 31, 2014 General and administrative CNY	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY
Allocation of share based compensation expense
Total	$ 50,017	310,337	188,358	118,218	$ 7,944	49,291	32,110	12,751	$ 11,558	71,713	38,400	26,157	$ 16,131	100,084	50,712	28,741	$ 14,384	89,249	67,136	50,569